Debt Securities in Issue - Additional Information (Details) £ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)
Debt Securities In Issue [Line Items]
Notional amount | £		£ 162,049		£ 197,215
US$30bn Euro Medium Term Note Programme | Medium-term notes:
Debt Securities In Issue [Line Items]
Notional amount | €	€ 30,000,000,000		€ 30,000,000,000